Document and Entity Information	Nov. 29, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2024
Registrant Name	Fidelity Salem Street Trust
Central Index Key	0000035315
Investment Company Type	N-1A
Amendment Flag	false